Subsidiary Guarantors (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 576	$ 871	$ 63	$ 1,149
Accounts receivable	1,958	1,218
Unbilled revenue	21,512	19,745
Risk management assets	969	0
Other current assets	3,226	3,323
Total current assets	28,241	25,157
Property, plant and equipment, net	223,819	170,231
Investment in subsidiaries	0
Other assets, net	4,636	3,707
Total assets	256,696	199,095
Current liabilities:
Accounts payable	5,527	837
Accrued gas purchases	17,034	14,715
Accrued expenses and other current liabilities	9,619	7,086
Total current liabilities	32,180	22,817
Other liabilities	8,628	8,612
Long-term debt	128,285	66,270
Total liabilities	169,093	97,699
Total partners' capital	80,165	101,396
Noncontrolling interest	7,438	0
Total equity	87,603	101,396
Total liabilities and equity	256,696	199,095
Parent [Member]
Current assets:
Cash and cash equivalents	1	1
Accounts receivable	0
Unbilled revenue	0
Risk management assets	0
Other current assets	0
Total current assets	1
Property, plant and equipment, net	0
Investment in subsidiaries	80,164
Other assets, net	0
Total assets	80,165
Current liabilities:
Accounts payable	0
Accrued gas purchases	0
Accrued expenses and other current liabilities	0
Total current liabilities	0
Other liabilities	0
Long-term debt	0
Total liabilities	0
Total partners' capital	80,165
Noncontrolling interest	0
Total equity	80,165
Total liabilities and equity	80,165
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	575	870
Accounts receivable	1,612
Unbilled revenue	18,102
Risk management assets	969
Other current assets	2,967
Total current assets	24,225
Property, plant and equipment, net	165,001
Investment in subsidiaries	51,613
Other assets, net	4,636
Total assets	245,475
Current liabilities:
Accounts payable	5,100
Accrued gas purchases	14,606
Accrued expenses and other current liabilities	9,150
Total current liabilities	28,856
Other liabilities	8,170
Long-term debt	128,285
Total liabilities	165,311
Total partners' capital	80,164
Noncontrolling interest	0
Total equity	80,164
Total liabilities and equity	245,475
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	0	0
Accounts receivable	346
Unbilled revenue	3,410
Risk management assets	0
Other current assets	259
Total current assets	4,015
Property, plant and equipment, net	58,818
Investment in subsidiaries	0
Other assets, net	0
Total assets	62,833
Current liabilities:
Accounts payable	427
Accrued gas purchases	2,428
Accrued expenses and other current liabilities	469
Total current liabilities	3,324
Other liabilities	458
Long-term debt	0
Total liabilities	3,782
Total partners' capital	51,613
Noncontrolling interest	7,438
Total equity	59,051
Total liabilities and equity	62,833
Consolidation Adjustments [Member]
Current assets:
Cash and cash equivalents	0	0
Accounts receivable	0
Unbilled revenue	0
Risk management assets	0
Other current assets	0
Total current assets	0
Property, plant and equipment, net	0
Investment in subsidiaries	(131,777)
Other assets, net	0
Total assets	(131,777)
Current liabilities:
Accounts payable	0
Accrued gas purchases	0
Accrued expenses and other current liabilities	0
Total current liabilities	0
Other liabilities	0
Long-term debt	0
Total liabilities	0
Total partners' capital	(131,777)
Noncontrolling interest	0
Total equity	(131,777)
Total liabilities and equity	$ (131,777)